Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
(14)	Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the regulatory banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and percentages (set forth in the following table) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). As of December 31, 2011, the Bank did not meet the Tier 1 capital to total assets ratio as required in the Consent Order discussed below.

The Bank's actual capital amounts and percentages are also presented in the table (dollars in thousands).

	Actual		For Capital Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions		Requirements of Consent Order
	Amount	%	Amount	%	Amount	%	Amount	%
As of December 31, 2011:
Total Capital to Risk-Weighted Assets	$14,382	12.48%	$9,221	8.00%	$11,526	10.00%	$13,832	12.00%
Tier I Capital to Risk-Weighted Assets	12,930	11.22	4,611	4.00	6,916	6.00	N/A	N/A
Tier I Capital to Total Assets	12,930	7.76	6,668	4.00	8,335	5.00	13,335	8.00

As of December 31, 2010:
Total Capital to Risk-Weighted Assets	$9,639	6.70%	$11,513	8.00%	$14,392	10.00%	$17,270	12.00%
Tier I Capital to Risk-Weighted Assets	7,817	5.43	5,757	4.00	8,635	6.00	N/A	N/A
Tier I Capital to Total Assets	7,817	4.02	7,786	4.00	9,733	5.00	15,572	8.00

Regulatory Matters - Company. The Company is subject to the supervision and regulation of the Board of Governors of the Federal Reserve System (the "Federal Reserve"). On June 22, 2010, the Company entered into a written agreement with the Federal Reserve Bank of Atlanta ("Reserve Bank") with respect to certain aspects of the operation and management of the Company (the "Written Agreement").

The Written Agreement contains the following principal requirements:

•

The Board of the Company must take appropriate steps to fully utilize the Company's financial and managerial resources to serve as a source of strength to the Bank, including, but not limited to, taking steps to ensure that the Bank complies with the Consent Order entered into with the OFR and the FDIC and any other supervisory action taken by the Bank's state or federal regulator.

•	The Company may not declare or pay any dividends without prior Reserve Bank and Federal Reserve approval.

•	The Company may not, directly or indirectly, take dividends or any other form of payment representing a reduction in capital from the Bank without prior Reserve Bank approval.

•

The Company and its nonbank subsidiary, OptimumBank Holdings Capital Trust I, may not make any distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities without the prior written approval of the Reserve Bank and the Federal Reserve.

•

The Company and its nonbank subsidiary, OptimumBank Holdings Capital Trust I, may not, directly or indirectly, incur, increase, or guarantee any debt or purchase or redeem any shares of its stock without the prior written approval of the Reserve Bank.

•

The Company must obtain prior written consent from the Reserve Bank before appointing any new director or senior executive officer, or changing the responsibilities of any senior executive officer so that the officer would assume a different senior executive officer position, and must comply with the regulations applicable to indemnification and severance payments.

•	The Company must provide quarterly progress reports to the Reserve Bank, along with parent company only financial statements.

Regulatory Matters - Bank. Effective April 16, 2010, the Bank consented to the issuance of a Consent Order by the FDIC and the OFR, also effective as of April 16, 2010.

The Consent Order represents an agreement among the Bank, the FDIC and the OFR as to areas of the Bank's operations that warrant improvement and presents a plan for making those improvements. The Consent Order imposes no fines or penalties on the Bank. The Consent Order will remain in effect and enforceable until it is modified, terminated, suspended, or set aside by the FDIC and the OFR.

The Consent Order contains the following principal requirements:

•

The Board of the Bank is required to increase its participation in the affairs of the Bank and assume full responsibility for the approval of sound policies and objectives for the supervision of all of the Bank's activities.

•

The Bank is required to have and retain qualified and appropriately experienced senior management, including a chief executive officer, a chief lending officer and a chief financial officer, who are given the authority to implement the provisions of the Consent Order.

•	Any proposed changes in the Bank's Board of Directors or senior executive officers are subject to the prior consent of the FDIC and the OFR.

•

The Bank is required to maintain both a fully funded allowance for loan and lease losses satisfactory to the FDIC and the OFR and a minimum Tier 1 leverage capital ratio of 8% and a total risk-based capital ratio of 12% for as long as the Consent Order remains in effect.

•	The Bank must undertake over a two-year period a scheduled reduction of the balance of loans classified "substandard" and "doubtful" in its 2009 FDIC examination by at least 75%.

•	The Bank is required to reduce the volume of its adversely classified private label mortgage backed securities under a plan acceptable to the FDIC and OFR.

•	The Bank must submit to the FDIC and the OFR for their review and comment a written business/strategic plan covering the overall operation of the Bank.

•

The Bank must implement a plan to improve earnings, addressing goals and strategies for improving and sustaining earnings, major areas for improvement in the Bank's operating performance, realistic and comprehensive budgets and a budget review process.

•	The Bank is required to revise, implement and incorporate recommendations of the FDIC and OFR with respect to the following policies or plans:

•	Lending and Collection Policies

•	Investment Policy

•	Liquidity, Contingency Funding and Funds Management Plan

•	Interest Rate Risk Management Policy

•	Internal Loan Review and Grading System;

•	Internal Control Policy; and

•	A plan to reduce concentration in commercial real estate loans;

•

The Bank's Board of Directors must review the adequacy of the allowance for loan and lease losses and establish a comprehensive policy satisfactory to the FDIC and OFR for determining such adequacy at least quarterly thereafter.

•	The Bank may not pay any dividends or bonuses without the prior approval of the FDIC.

•	The Bank may not accept, renew or rollover any brokered deposits except with the prior approval of the FDIC.

•	The Bank is required to notify the FDIC and OFR prior to undertaking asset growth of 10% or more per annum while the Consent Order remains in effect.

•	The Bank is required to file quarterly progress reports with the FDIC and the OFR.

Management believes that the Bank is currently in substantial compliance with all the requirements of the Consent Order except for the following requirements:

•	Maintenance of a Tier 1 leverage capital ratio of 8%;

•	Scheduled reduction by October 31, 2011 of 60% of loans classified as substandard and doubtful in the 2009 FDIC Examination;

•	Retention of a qualified chief executive officer; and

•	Development of a plan to reduce Bank's concentration in commercial real estate loans acceptable to the supervisory authorities.

The Company conducted a private placement offering of its common stock intended to result in the Bank attaining the capital ratios required by the Consent Order. The Bank met the total risk-based capital requirement of 12% at December 31, 2011. However, as of December 31, 2011, the Bank's Tier 1 leverage ratio of 7.76% is below the required ratio of 8%. The Company is in the process of raising sufficient capital to enable the Bank to comply with the 8% Tier 1 leverage ratio requirement (See Note 19). However, there can be no assurance, that the Company will raise sufficient capital for the Bank to achieve and maintain material compliance with these ratios.

The Bank has implemented comprehensive policies and plans to address all of the requirements of the Consent Order and has incorporated recommendations from the FDIC and OFR into these policies and plans.